Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies [Abstract]
General

General

Our financial statements are presented in accordance with U.S. GAAP.

We consolidate all companies in which we have a direct and indirect legal or effective control and all variable interest entities for which we are deemed the PB and have control under ASC 810. All intercompany balances and transactions with consolidated subsidiaries have been eliminated. The results of consolidated entities are included from the effective date of control or, in the case of variable interest entities, from the date that we are or become the PB. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of variable interest entities, when we cease to be the PB.

Other investments in which we have the ability to exercise significant influence and joint ventures are accounted for under the equity method of accounting.

The consolidated financial statements are stated in U.S. dollars, which is our functional currency.

Use Of Estimates

Use of estimates

The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. For us, the use of estimates is or could be a significant factor affecting acquisition accounting in a business combination, the reported carrying values of flight equipment, intangibles, investments, trade and notes receivable, deferred tax assets and accruals and reserves. Management considers information available from professional appraisers, where possible, to support estimates, particularly with respect to flight equipment. Despite management’s best efforts to accurately estimate such amounts, actual results could materially differ from those estimates.

In the years ended December 31, 2014 and December 31, 2013, we changed our estimates of useful lives and residual values of certain older aircraft. The change in estimates is a result of the current market conditions that have negatively affected the useful lives and residual values for such aircraft. The effect on net income from continuing operations for the year ended December 31, 2014 was to reduce net income by $4.4 million, or $0.02 basic and diluted earnings per share. The effect on net income from continuing operations for the year ended December 31, 2013 was to reduce net income by $8.0 million, or $0.07 basic and diluted earnings per share.

Reclassifications

Reclassifications

Collection for finance and sales type lease—The Consolidated Statements of Cash Flows for the years ended December 31, 2013 and December 31, 2012 include reclassifications, as compared to the financial statements contained in our 2013 and 2012 Annual Reports on 20-F, of $2.2 million and $5.1 million respectively to reduce net cash provided by operating activities and to increase net cash provided by investing activities with respect to collection for finance and sales type lease which was previously included in change in other assets. There were no changes to the Consolidated Balance Sheets, Net Income or Total Equity as a result of these reclassifications in the respective periods. Management does not believe that the reclassifications are material to the financial statements taken as a whole.

Cash And Cash Equivalents	Cash and cash equivalents Cash and cash equivalents include cash and highly liquid investments with an original maturity of three months or less.
Restricted Cash

Restricted cash

Restricted cash includes cash held by banks that is subject to withdrawal restrictions. Such amounts are typically restricted under secured debt agreements and can be used only to service the aircraft securing the debt and to make principal and interest payments on the debt.

Trade Receivables

Trade receivables

Trade receivables represent unpaid, current lessee obligations under existing lease contracts. Allowances are provided for doubtful accounts where the risk of non-recovery is probable. The risk of non-recovery is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of a debtor and the economic conditions persisting in the debtor’s operating environment.

Flight Equipment Held For Operating Leases, Net

Flight equipment held for operating leases, net

Flight equipment held for operating leases, including aircraft, is stated at cost less accumulated depreciation and impairment. Flight equipment is depreciated to its estimated residual value using the straight-line method over the assets’ useful life, generally 25 years from the date of manufacture, or different period depending on the disposition strategy. The costs of improvements to flight equipment are normally expensed unless the improvement increases the long-term value of the flight equipment or extends the useful life of the flight equipment. The capitalized cost is depreciated over the estimated remaining useful life of the aircraft. The current estimates for residual values of most aircraft types are 15 percent of original manufacture cost, in line with industry standards, except where more recent industry information indicates a different value is appropriate.

We review estimated useful lives and residual values of aircraft periodically based on our knowledge and external factors coupled with market conditions to determine if they are appropriate and record adjustments to depreciation prospectively on an aircraft by aircraft basis as necessary.

On a quarterly basis, we evaluate the need to perform a recoverability assessment when events or changes in circumstances indicate that the carrying value of our long-lived assets may not be recoverable. When a recoverability assessment is required, the review for recoverability includes an assessment of the estimated future cash flows associated with the use of an asset and its eventual disposal. The assets are grouped at the lowest level for which identifiable cash flows are largely independent of other groups of assets. In relation to flight equipment on operating lease, the impairment assessment is performed on each individual aircraft, including lease related assets and liabilities. If the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset, an impairment is recognized. The loss is measured as the excess of the carrying amount of the impaired asset over its fair value.

Fair value reflects the present value of cash expected to be generated from the aircraft in the future, including its expected residual value discounted at a rate commensurate with the associated risk. Future cash flows are assumed to occur under then current market conditions and assume adequate time for a sale between a willing buyer and a willing seller. Expected future lease rates are based on all relevant information available, including current contracted rates for similar aircraft, appraisal data and industry trends.

Annually, we perform an impairment assessment for all of our aircraft, including a review of the undiscounted cash flows for aircraft 15 years or older, as the cash flows supporting the carrying value of such older aircraft are more dependent upon current lease contracts, which leases are more sensitive to weaknesses in the global economic environment. Deterioration of the global economic environment and a decrease of aircraft values might have a negative effect on the undiscounted cash flows of older aircraft and might trigger impairments.

Capitalization Of Interest

Capitalization of interest

We capitalize interest on Prepayments on flight equipment in respect of flight equipment on forward order and add such amount to Prepayments on flight equipment. The amount of interest capitalized is the actual interest costs incurred on funding specific to the prepayments, if any, or the amount of interest costs which could have been avoided in the absence of such prepayments.

Net investment in finance and sales-type leases

Net investment in finance and sales-type leases

If a lease meets specific criteria under U.S. GAAP, we recognize the lease in Net investment in finance and sales-type leases on our Consolidated Balance Sheets and de-recognize the aircraft from Flight equipment held for operating leases. For sales-type leases, we recognize the difference between the aircraft carrying value and the Net investment in finance and sales-type leases as a gain on sale of assets or an impairment. The amounts recognized for finance and sales-type leases consist of lease receivables and the estimated unguaranteed residual value of the leased flight equipment on the lease termination date, less the unearned income. Expected unguaranteed residual values of leased flight equipment are based on our assessment and independent appraisals of the values of the leased flight equipment at expiration of the lease terms. The unearned income is recognized in Lease revenue on our Consolidated Income Statement, over the lease term, in a manner that produces a constant rate of return on the lease.

Definite-Lived Intangible Assets

Definite-lived intangible assets

We recognize intangible assets acquired in a business combination which are recorded at fair value on the date of acquisition. The rate of amortization of definite‑lived intangible assets is calculated with reference to the period over which we expect to derive economic benefits from such assets.

Maintenance rights intangible and lease premium, net

The maintenance rights intangible asset arose from the application of the acquisition method of accounting to aircraft and leases which were acquired in the ILFC Transaction, and represented the fair value of our contractual aircraft return rights under our leases at the Closing Date. The maintenance rights intangible asset represents the fair value of our contractual aircraft return right under our leases to receive the aircraft in a specified maintenance condition at the end of the lease (EOL contracts) or our right to an aircraft in better maintenance condition by virtue of our obligation to contribute towards the cost of the maintenance events performed by the lessee either through reimbursement of maintenance deposit rents held (MR contracts), or through a lessor contribution to the lessee. The maintenance rights intangible arose from the application of the acquisition method of accounting to aircraft and leases which were acquired in the ILFC Transaction, and represented the fair value of our contractual aircraft return rights under our leases at the Closing Date. The maintenance rights represented the difference between the specified maintenance return condition in our leases and the actual physical condition of our aircraft at the Closing Date.

For EOL contracts, maintenance rights expense is recognized upon lease termination, to the extent the lease end cash compensation paid to us is less than the maintenance rights intangible asset. Maintenance rights expense is included in Leasing expenses in our Consolidated Income Statement. To the extent the lease end cash compensation paid to us is more than the maintenance rights intangible asset, revenue is recognized in Lease revenue in our Consolidated Income Statement, upon lease termination. For MR contracts, maintenance rights expense is recognized at the time the lessee provides us with an invoice for reimbursement relating to the cost of a qualifying maintenance event that relates to pre-acquisition usage.

The lease premium represents the value of an acquired lease where the contractual rent payments are above the market rate. We amortize the lease premium on a straight-line basis over the term of the lease as a reduction of Lease revenue.

Other definite-lived intangible assets

These primarily represent customer relationships recorded at fair value as a result of the ILFC Transaction. The rate of amortization of these definite‑lived intangible assets is estimated based on the period over which we expect to derive economic benefits from such assets. The amortization expense is recorded in Depreciation and amortization on our Consolidated Income Statements. We evaluate all definite‑lived intangible assets for impairment when events or changes in circumstances indicate that an intangible asset value may not be recoverable.

Other Assets

Other assets

Other assets consist of inventory, investments, derivative instruments, lease incentives, prepaid expenses, debt issuance costs, notes receivable, other receivables and other tangible fixed assets.

Inventory

Inventory

Inventory consists primarily of engine and airframe parts we sell through our subsidiary, AeroTurbine. Inventory is valued at the lower of cost or market value. Cost is primarily determined using the specific identification method for individual part purchases and on an allocated basis for engines and aircraft purchased for disassembly and for bulk purchases. Costs are allocated using the relationship of the cost of the engine, aircraft, or bulk inventory purchase to the estimated retail sales value at the time of purchase. At the time of sale this ratio is applied to the sales price of each individual part to determine its cost. We periodically evaluate this ratio and, if necessary, update sales estimates and make adjustments to this ratio. Generally, inventory that is held for more than four years is considered excess inventory and its carrying value is reduced to zero.

Notes Receivable

Notes receivable

Notes receivable represent amounts advanced in the normal course of our operations and also arise from the restructuring and deferral of trade receivables from lessees experiencing financial difficulties. Allowances are made for doubtful accounts where the risk of non‑recovery is probable. The assessment of the risk of non‑recovery where lessees are experiencing financial difficulties is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of the debtor and the economic conditions persisting in the debtor’s operating environment. The note receivable as a result of the ALS Transaction was recorded at fair value and is subsequently measured at amortized cost using the retrospective effective interest method.

Investments

Investments

Investments over which we have significant influence but not a controlling interest, joint ventures or VIEs for which we are not the PB are reported using the equity method of accounting.  Under the equity method of accounting, we include our share of earnings and losses of such investments in Equity in net earnings of investments accounted for under the equity method.

Derivative Financial Instruments

Derivative financial instruments

We may use derivative financial instruments to manage our exposure to interest rate risks and foreign currency risks. Derivatives are recognized on the balance sheet at their fair value which includes consideration of the credit rating and risk attaching to the counterparty of the derivative contract. We have considered both the quantitative and qualitative factors when determining our counterparty credit risk.

When cash flow hedge accounting treatment is applied, the changes in fair values related to the effective portion of the derivatives are recorded in accumulated other comprehensive income, and the ineffective portion is recognized immediately in income. Amounts reflected in accumulated other comprehensive income related to the effective portion are reclassified into earnings in the same period or periods during which the hedged transactions affects earnings.

We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we carry the derivative at its fair value on the balance sheet, recognizing changes in the fair value in current-period earnings. The remaining balance in accumulated other comprehensive income at the time we discontinue hedge accounting is not recognized in the income statement unless it is probable that the forecasted transaction will not occur. Such amounts are recognized in earnings when earnings are affected by the hedged transaction.

When cash flow hedge accounting treatment is not applied, the changes in fair values related to interest derivatives between periods are recognized as a reduction or increase of interest expense and changes to fair value relating to currency derivatives are recognized as a reduction or increase of selling, general and administrative expenses on the income statement.

Net cash received or paid under derivative contracts in any reporting period is classified as operating cash flow in our Consolidated Statements of Cash Flows.

Lease Incentives

Lease incentives

We capitalize amounts paid or value provided to lessees as lease incentives. We amortize lease incentives on a straight-line basis over the term of the related lease as a reduction of Lease revenue.

Other Tangible Fixed Assets

Other tangible fixed assets

Other tangible fixed assets consist primarily of computer equipment, leasehold improvements and office furniture, and are valued at acquisition cost and depreciated at various rates over the asset’s estimated useful life using the straight-line method. Depreciation expense on other tangible fixed assets is recorded in Depreciation and amortization on our Consolidated Income Statements.

Fair Value Measurements

Fair value measurements

Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives on a recurring basis and measure the fair values of aircraft, investment in finance and sales-type leases and asset value guarantees on a non-recurring basis. See Note 29 – Fair Value Measurements.

Income Taxes

Income taxes

We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Deferred Tax Assets And Liabilities

Deferred tax assets and liabilities

We report deferred taxes resulting from the temporary differences between the book values and the tax values of assets and liabilities using the liability method. The differences are calculated at nominal value using the enacted tax rate applicable at the time the temporary difference is expected to reverse. Deferred tax assets attributable to unutilized losses carried forward or other timing differences are reduced by a valuation allowance if it is more likely than not that such losses will not be utilized to offset future taxable income.

Accrued Maintenance Liability

Accrued maintenance liability

Under our aircraft leases, the lessee is responsible for maintenance and repairs and other operating expenses related to our flight equipment during the term of the lease. In certain instances, such as when an aircraft is not subject to a lease, we may incur maintenance and repair expenses for our aircraft.  Maintenance and repair expenses are recorded in Leasing expenses in our Consolidated Income Statements, to the extent such expenses are incurred by us.

We may be obligated to make additional payments to the lessee for maintenance related expenses, primarily related to usage of major life-limited components existing at the inception of the lease (“lessor maintenance contributions”). For all lease contracts, except for those acquired as part of the ILFC Transaction, we expense planned major maintenance activities, such as lessor maintenance contributions, when incurred. The charge is recorded in Leasing expenses in our Consolidated Income Statements. In the case we have established an accrual as an assumed liability for such payment in connection with the purchase of an aircraft with a lease attached, such payments are charged against the existing accrual.

For all contracts acquired as part of the ILFC Transaction, we determined the fair value of our maintenance liability, including lessor maintenance contributions, using the present value of the expected cash outflows. The discounted amounts are accreted in subsequent periods to their respective nominal values up until the expected maintenance event dates using the effective interest method. The accretion is recorded as an increase to Interest expense in our Consolidated Income Statements.

Debt And Deferred Debt Issuance Costs

Debt and deferred debt issuance costs

Long‑term debt is carried at the principal amount borrowed, including unamortized discounts and premiums and fair value adjustments, where applicable. The fair value adjustments reflect the application of the acquisition method of accounting to the debt assumed as part of the ILFC Transaction. We amortize the amount of discount or premium and fair value adjustments over the period the debt is outstanding using the effective interest method. The costs we incur for issuing debt are capitalized and amortized as an increase to Interest expense over the life of the debt using the effective interest method. The coupon liability as a result of the ALS Transaction was recorded at fair value and is subsequently measured at amortized cost using the retrospective effective interest method.

Lessee Security Deposits

Lessee security deposits

For all lessee deposits assumed as part of the ILFC Transaction, we discounted our lessee security deposits to their respective present values. We accrete these discounted amounts to their respective nominal values, over the period we expect to refund the security deposits to each lessee, using the effective interest method, recognizing an increase to Interest expense.

Revenue Recognition

Revenue recognition

We lease flight equipment principally under operating leases and recognize rental income on a straight-line basis over the life of the lease. At lease inception, we review all necessary criteria to determine proper lease classification. We account for lease agreements that include step rent clauses on a straight-line basis. The difference between rental revenue recognized and the cash received is included in Other assets, and in the event it is a liability in Account payables, accrued expenses and other liabilities. In certain cases, leases provide for rentals contingent on usage. The usage may be calculated based on hourly usage or on the number of cycles operated, depending on the lease contract. Revenue contingent on usage is recognized at the time the lessee reports the usage to us.

Lease agreements for which base rent is based on floating interest rates are included in minimum lease payments based on the floating interest rate existing at the inception of the lease; any increases or decreases in lease payments that result from subsequent changes in the floating interest rate are contingent rentals and are recorded as increases or decreases in Lease revenue in the period of the interest rate change.

Our lease contracts normally include default covenants, which generally obligate the lessee to pay us damages to put us in the position we would have been in had the lessee performed under the lease in full. There are no additional payments required which would increase the minimum lease payments. We cease revenue recognition on a lease contract when the collectability of such rentals is no longer reasonably assured. For past-due rentals that exceed related security deposits held, which have been recognized as revenue, provisions are established on the basis of management’s assessment of collectability. Such provisions are recorded in Selling, general and administrative expenses on the Consolidated Income Statements.

Revenues from Net investment in finance and sales-type leases are included in Lease revenue in our Consolidated Income Statements and are recognized using the interest method to produce a constant yield over the life of the lease.

Most of our lease contracts require payment in advance. Rentals received, but unearned under these lease agreements are recorded as deferred revenue on the balance sheet.

Under our aircraft leases, the lessee is responsible for maintenance and repairs of our flight equipment and related expenses during the term of the lease. Under the provisions of many of our leases, the lessee is required to make payments of supplemental maintenance rents which are calculated with reference to the utilization of the airframe, engines and other major life-limited components during the lease. We record as revenue all supplemental maintenance rent receipts not expected to be reimbursed to lessees. We estimate the total amount of maintenance reimbursements for the entire lease and only record revenue after we have received enough maintenance rents under a particular lease to cover the total amount of estimated maintenance reimbursements during the remaining lease term. In these leases, upon lessee presentation of invoices evidencing the completion of qualifying maintenance on the aircraft, we make a payment to the lessee to compensate for the cost of the maintenance, up to the maximum of the supplemental maintenance rent payments made with respect to the lease contract.

In most lease contracts not requiring the payment of supplemental maintenance rents, the lessee is generally required to re-deliver the aircraft in a similar maintenance condition (normal wear and tear excepted) as when accepted under the lease, with reference to major life-limited components of the aircraft. To the extent that such components are redelivered in a different condition than at acceptance, there is generally EOL cash compensation for the difference at redelivery. We recognize receipts of EOL cash compensation as Lease revenue when received to the extent those receipts exceed the EOL contract maintenance rights intangible asset, and receipts of EOL compensation as Leasing expenses to the extent those receipts do not exceed EOL contract maintenance intangible asset.

For all of our MR contracts, any amounts of accrued maintenance liability existing at the end of a lease are released and recognized as Lease revenue at lease termination. When flight equipment is sold, the portion of the accrued maintenance liability which is not specifically assigned to the buyer is released from the balance sheet, net of any Maintenance rights intangible asset balance, and recognized as Net gain on sale of assets as part of the sale of the flight equipment.

Net gain (loss) on sale of assets originates primarily from the sale of aircraft and engines and are recognized when the delivery of the relevant asset is complete and the risk of loss has transferred to the buyer.

Other income consists of interest income, management fees, lease termination penalties, inventory part sales and net gains on sale of equity interest in investments accounted for under equity method. Income from secured loans, notes receivable and other interest bearing instruments is recognized using the effective yield method as interest accrues under the associated contracts. Lease management fees are recognized as income as they accrue over the life of the contract. Income from the receipt of lease termination penalties is recorded at the time cash is received or when the lease is terminated, if collection is reasonably assured.

Pension

Pension

We operate a defined benefit pension plan for our Dutch employees and some of our Irish employees. As of June 30, 2009, the Irish defined benefit plan was closed to new participants, but will continue to accrue benefits for existing participants. We recognize net periodic pension costs associated with these plans in Selling, general and administrative expenses and recognize the unfunded status of the plan, if any, in Accounts payable, accrued expenses and other liabilities. The change in fair value of the funded pension liability that is not related to the net periodic pension cost is recorded in Accumulated other comprehensive income. The projection of benefit obligation and fair value of plan assets require the use of assumptions and estimates, including discount rates. Actual results could differ from those estimates. Furthermore, we operate a defined contribution plan for the Irish employees who do not fall under the defined benefit pension plan and a company savings scheme for ILFC employees with unvested balances in the AIG non-qualified pension plan. We expense contributions to the defined contribution plan and the company savings scheme in Selling, general and administrative expenses in the period the contribution is made.

Share-Based Compensation

Share‑based compensation

Certain employees received AerCap share-based awards, consisting of restricted stock units and restricted stocks. The amount of such expense is determined by reference to the fair value of the restricted stock units or restricted stocks on the grant date. The share-based compensation expense is recognized over the vesting period using the straight-line method.

Foreign Currencies

Foreign currencies

Foreign currency transactions are translated into U.S. dollars at the exchange rate prevailing at the time the transaction took place. Receivables or payables arising from such foreign currency transactions are remeasured into U.S. dollars at the exchange rate on each subsequent balance sheet date. All resulting exchange gains and losses are recorded in Selling, general and administrative expenses on the Consolidated Income Statements.

Variable Interest Entities

Variable interest entities

We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the entities’ operations; and (v) the purposes and interests of all parties involved, including related parties. While we consider these factors, our conclusion about whether to consolidate ultimately depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

Earnings Per Share

Earnings per share

Basic earnings per share is computed by dividing income available to ordinary shareholders by the weighted‑average number of ordinary shares outstanding during the period. For the purposes of calculating diluted earnings per share, the denominator includes both the weighted average number of ordinary shares outstanding during the period and the weighted average number of potentially dilutive ordinary shares, such as restricted stock units, restricted stocks and stock options .

Reportable Segments

Reportable segments

We manage our business and analyze and report our results of operations on the basis of one business segment: leasing, financing, sales and management of commercial aircraft and engines.

Recent Accounting Guidance

Recent accounting guidance

We adopted the following accounting standard during 2014:

Presentation of Unrecognized Tax Benefits

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carry-forward or a tax credit carry-forward (the “Carry-forwards”). When the Carry-forwards are not available at the reporting date under the tax law of the jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax assets. This standard is effective for fiscal years and interim periods beginning after December 15, 2013, but earlier adoption is permitted. Upon adoption, the standard must be applied prospectively to unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. We adopted the standard prospectively on its required effective date of January 1, 2014 and the adoption of the standard did not have a material effect on our consolidated financial statements.

Future application of accounting standards

Reporting Discontinued Operations

In April 2014, the FASB issued an accounting standard that changes the requirements for presenting a component or group of components of an entity as a discontinued operation and requires new disclosures. Under the standard, the disposal of a component or group of components of an entity should be reported as a discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Disposals of equity method investments, or those reported as held‑for‑sale, will be eligible for presentation as a discontinued operation if they meet the new definition. The standard also requires entities to provide specified disclosures about a disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation.

The standard is effective prospectively for all disposals of components (or classification of components as held for sale) of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. Early adoption is permitted, but only for disposals (or classifications of components as held for sale) that have not been reported in financial statements previously issued. We adopted the standard on its required effective date of January 1, 2015 and it did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Revenue from Contracts with Customers

In May 2014, the FASB issued an accounting standard that provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry‑specific guidance. The standard will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five‑step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied.

This standard will be effective for the fiscal year beginning after December 1, 2016 and subsequent interim periods. We have the option to apply the provisions of the standard either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of applying this standard recognized at the date of initial application. Early adoption is not permitted. We plan to adopt the standard on its required effective date of January 1, 2017. We are evaluating the effect the adoption of the standard will have on our consolidated financial statements.

Disclosure of Going Concern Uncertainties

In August 2014, the FASB issued an accounting standard that requires management to assess an entity's ability to continue as a going concern, and to provide related footnote disclosure in certain circumstances. The new standard will be effective for all entities in the first annual period ending after December 15, 2016. Earlier adoption is permitted. We plan to adopt the standard on its required effective date of January 1, 2017.

Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

This standard will be effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to equity as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016. We are evaluating the effect the adoption of the standard will have on our consolidated financial condition, results of operations and cash flows.